Convertible Promissory Notes (Details) - USD ($)			12 Months Ended
	Aug. 02, 2024	May 15, 2024	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023	Jun. 20, 2024	May 26, 2024	May 17, 2024	Mar. 12, 2024	Mar. 08, 2024	Mar. 06, 2024
Convertible Promissory Notes [Line Items]
Convertible promissory notes				$ 4,889,074
Converted price (in Dollars per share)	$ 10.8
Issued note payable		$ 2,000,000
Converted shares (in Shares)			30,280,768
Interest expense			$ 16,742
Convertible Promissory Notes [Member]
Convertible Promissory Notes [Line Items]
Convertible promissory notes		2,000,000	$ 6,039,074			$ 4,889,074	$ 439,074	$ 500,000	$ 1,000,000	$ 550,000	$ 1,550,000
Converted price (in Dollars per share)			$ 10.8
Interest rate			8.00%
Maturity date			Dec. 31, 2024
Converted shares (in Shares)	464,838
Interest expense			$ 35,853
Maximum [Member]
Convertible Promissory Notes [Line Items]
Issued note payable		850,000
Minimum [Member]
Convertible Promissory Notes [Line Items]
Issued note payable		$ 2,000,000